Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2018-B	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2021

A.	DATES	Begin	End	# days
1	Payment Date		5/17/2021
2	Collection Period	4/1/2021	4/30/2021	30
3	Monthly Interest Period-Actual	4/15/2021	5/16/2021	32
4	Monthly Interest - Scheduled	4/15/2021	5/14/2021	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	87,000,000.00	-	-	-	-	-	-
6	Class A-2a Notes	208,000,000.00	-	-	-	-	-	-
7	Class A-2b Notes	94,000,000.00	-	-	-	-	-	-
8	Class A-3 Notes	302,000,000.00	-	-	-	-	-	-
9	Class A-4 Notes	70,000,000.00	26,614,594.49	-	-	26,614,594.49	-	-
10	Total Class A Notes	761,000,000.00	26,614,594.49	-	-	26,614,594.49	-
11	Class B Notes	39,800,000.00	39,800,000.00	-	-	31,358,435.72	8,441,564.28	0.2120996

12	Total Notes	$800,800,000.00	66,414,594.49	$0.00	$0.00	$57,973,030.21	8,441,564.28

	Overcollateralization
13	Exchange Note	42,104,423.90	12,975,856.19				9,497,474.38
14	Series 2018-B Notes	93,656,047.10	136,873,819.17				140,352,200.98

15	Total Overcollateralization	135,760,471.00	149,849,675.36				149,849,675.36
16	Total Target Overcollateralization	$149,849,675.36	149,849,675.36				149,849,675.36

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		2.26923%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		2.96000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-2b Notes	0.11463%	0.29463%	0.00	0.0000000	0.00	0.0000000	0.00
20	Class A-3 Notes		3.19000%	0.00	0.0000000	0.00	0.0000000	0.00
21	Class A-4 Notes		3.30000%	73,190.13	1.0455733	26,614,594.49	380.2084927	0.00
22	Total Class A Notes			73,190.13	0.0961763	26,614,594.49	34.9731859	0.00
23	Class B Notes		3.43000%	113,761.67	2.8583334	31,358,435.72	787.9003950	0.00

24	Totals			186,951.80	0.2334563	57,973,030.21	72.3938939	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	894,456,047.10	203,288,413.66	148,793,765.26

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	7.25%	7.25%
27	Aggregate Securitization Value	936,560,471.00	158,291,239.64
28	Aggregate Base Residual Value (Not Discounted)	680,765,837.79	152,972,276.83

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	3,342	10,031,683.10
30	Turn-in Ratio on Scheduled Terminations			39.59%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	11,202	216,264,269.85
32	Depreciation/Payments		(1,802,288.21)
33	Gross Credit Losses	(28)	(517,689.52)
34	Early Terminations — Regular	(3)	(56,229.42)
35	Scheduled Terminations — Returned	(1,556)	(26,444,547.14)
36	Payoff Units & Lease Reversals	(1,466)	(29,152,275.92)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	8,149	158,291,239.64

World Omni Automobile Lease Securitization Trust 2018-B	PAGE 2

MONTHLY SERVICER CERTIFICATE

For the collection period ended 04/30/2021

C.	SERVICING FEE

39	Servicing Fee Due	180,220.22

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(52,133.62)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,682,802.35
43	Beginning Reserve Account Balance	4,682,802.35
44	Ending Reserve Account Balance	4,682,802.35

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	7,412	98.25%	145,173,061.36
46	31 - 60 Days Delinquent	95	1.26%	2,020,062.85
47	61 - 90 Days Delinquent	29	0.38%	637,915.50
48	91 -120 Days Delinquent	8	0.11%	136,464.58
49	121+ Days Delinquent	-	-	-

50	Total	7,544	100.00%	147,967,504.29

51	Total 61+ Delinquent as % End of Period Securitization Value	0.49%
52	Delinquency Trigger Occurred	NO

53	Prepayment Speed (1 Month)	2.00%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts
54	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	1,559	26,500,776.56
55	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(36,275,000.77)
56	Less: Excess Wear and Tear Received in Current Period		(210,830.88)
57	Less: Excess Mileage Received in Current Period		(105,629.85)

58	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(10,090,684.94)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
59	Current Period Net Residual Losses/(Gains) Ratio	-55.99%
60	Prior Period Net Residual Losses/(Gains) Ratio	-40.80%
61	Second Prior Period Net Residual Losses/(Gains) Ratio	-21.82%
62	Third Prior Period Net Residual Losses/(Gains) Ratio	-13.12%
63	Four Month Average	-32.93%

64	Beginning Cumulative Net Residual Losses	(31,687,965.26)
65	Current Period Net Residual Losses	(10,090,684.94)

66	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units	(41,778,650.20)

67	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value	-4.46%

	Credit Losses:	Units	Amounts
68	Aggregate Securitization Value on charged-off units	28	517,689.52
69	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(697,316.32)
70	Current Period Net Credit Losses/(Gains)		(179,626.80)

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
71	Current Period Net Credit Losses/(Gains) Ratio	-1.00%
72	Prior Period Net Credit Losses/(Gains) Ratio	-0.17%
73	Second Prior Period Net Credit Losses/(Gains) Ratio	-0.52%
74	Third Prior Period Net Credit Losses/(Gains) Ratio	0.77%
75	Four Month Average	-0.23%

76	Beginning Cumulative Net Credit Losses	7,546,911.65
77	Current Period Net Credit Losses	(179,626.80)

78	Ending Cumulative Net Credit Losses	7,367,284.85

79	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value	0.79%

World Omni Automobile Lease Securitization Trust 2018-B	PAGE 3

MONTHLY SERVICER CERTIFICATE

For the collection period ended 04/30/2021

F.	EXCHANGE NOTE COLLECTION ACCOUNT COLLECTED AMOUNTS

80	Lease Payments Received	3,079,973.34
81	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	36,516,131.50
82	Liquidation Proceeds, Recoveries & Expenses	617,410.50
83	Insurance Proceeds	79,905.82
84	Sales Proceeds, Recoveries & Expenses - Early Terminations	75,330.00
85	Payoff Payments	33,367,798.74
86	All Other Payments Received	-

87	Collected Amounts	73,736,549.90

88	Investment Earnings on Collection Account	6,159.65

89	Total Collected Amounts - Available for Distribution	73,742,709.55

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT
90	Servicing Fee	180,220.22
91	Interest on the Exchange Note - to the Trust Collection Account	581,066.05
92	Principal on the Exchange Note - to the Trust Collection Account	54,494,648.40
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	15,573,716.53
94	Remaining Funds Payable to Trust Collection Account	2,913,058.35

95	Total Distributions	73,742,709.55

G.	TRUST COLLECTION ACCOUNT AVAILABLE FUNDS

96	Available Funds	73,562,489.33

97	Investment Earnings on Reserve Account	384.90

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	73,562,874.23

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT
100	Administration Fee	9,011.01
101	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
102	Class A Noteholders' Interest Distributable Amount	73,190.13
103	Noteholders' First Priority Principal Distributable Amount	-
104	Class B Noteholders' Interest Distributable Amount	113,761.67
105	Noteholders' Second Priority Principal Distributable Amount	-
106	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
107	Noteholders' Regular Principal Distributable Amount	57,973,030.21
108	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
109	Remaining Funds Payable to Certificateholders	15,393,881.21

110	Total Distributions	73,562,874.23